Condensed Financial Information of the Parent Company (Details) - Schedule of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,139,320)	$ 1,978,553	$ 42,011
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (loss) earnings of subsidiaries	2,134,752	(1,978,553)	(42,011)
NET CASH USED IN OPERATING ACTIVITIES	(4,568)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to subsidiaries	(18,124,364)
NET CASH USED IN INVESTING ACTIVITIES	(18,124,364)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	18,275,182
Payment for issuance costs	(151,646)
Advance from related party	10,558
NET CASH PROVIEDED BY FINANCING ACTIVITIES	18,134,094
CHANGES IN CASH	5,162
CASH, BEGINNING OF YEAR
CASH, END OF YEAR	$ 5,162